Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Dividends Paid and Proposed [abstract]
Final (declared for previous year)	$ 0	$ 0	$ 78.1
Interim	0	0	39.9
Special	0	0	262.1
Dividends paid	$ 0	$ 0	$ 380.1
Final (declared for previous year)	$ 0	$ 0	$ 139
Interim	0	0	72
Special	0	0	510
Dividends paid	$ 0	$ 0	$ 721